Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net earnings (loss)	$ 236	$ (2,794)	$ 5
Depreciation, depletion and amortization	1,565	1,956	2,282
Impairments	21	4,695	2,249
Accretion of asset retirement obligation	53	53	50
Deferred income taxes	(57)	(1,837)	212
Unrealized (gain) loss on risk management	345	1,465	(879)
Unrealized foreign exchange (gain) loss	330	(112)	96
Other	55	82	87
Net change in other assets and liabilities	(80)	(78)	(160)
Net change in non-cash working capital	(179)	(323)	(15)
Cash From (Used in) Operating Activities	2,289	3,107	3,927
Investing Activities
Capital expenditures	(2,712)	(3,476)	(4,610)
Acquisitions	(184)	(379)	(515)
Proceeds from divestitures	705	4,043	2,080
Cash in reserve	44	415	(383)
Net change in investments and other	252	(242)	(203)
Cash From (Used in) Investing Activities	(1,895)	361	(3,631)
Financing Activities
Issuance of revolving long-term debt		1,721	13,606
Repayment of revolving long-term debt		(1,724)	(13,556)
Issuance of long-term debt			997
Repayment of long-term debt	(500)	(503)	(500)
Issuance of common shares			2
Dividends on common shares	(401)	(588)	(588)
Capital lease payments	(8)	(17)	(155)
Cash From (Used in) Financing Activities	(909)	(1,111)	(194)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	(98)	22	(1)
Increase (Decrease) in Cash and Cash Equivalents	(613)	2,379	101
Cash and Cash Equivalents, Beginning of Year	3,179	800	699
Cash and Cash Equivalents, End of Year	2,566	3,179	800
Cash, End of Year	161	92	70
Cash Equivalents, End of Year	2,405	3,087	730
Cash and Cash Equivalents, End of Year	$ 2,566	$ 3,179	$ 800